OTHER EXPENSE - Other Expense (Income) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Other expense [Abstract]
Bank charges	$ 0	$ 0	$ 1	$ 2
Litigation	4	3	9	7
Loss (gain) on warrant investments at fair value through profit or loss ("FVPL")	3	(2)	5	(4)
Porgera care and maintenance costs	13	14	30	27
Buzwagi supplies obsolescence	0	0	0	2
Tanzania education program	0	0	30	0
Other	8	10	14	18
Total other expense	28	25	89	52
Other income [Abstract]
Gains (losses) on disposals of non-current assets	(3)	(20)	(6)	(22)
Gain on non-hedge derivatives	(1)	0	(2)	(7)
Insurance proceeds related to NGM	0	0	0	(22)
Interest income on other assets	(6)	(3)	(11)	(7)
Other	0	0	0	(3)
Total other income	(10)	(23)	(19)	(61)
Total	$ 18	$ 2	$ 70	$ (9)